Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001788420
Registrant Name	Keystone Private Income Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES